Eaton Vance Bond Fund
Investment Objective
The Fund’s investment objective is total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 16 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Bond Fund	Class A	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Bond Fund		Class A	Class I
Management Fees		none	none
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses (estimated)		0.22%	0.22%
Acquired Fund Feed and Expenses	[1]	0.66%	0.66%
Total Annual Fund Operating Expenses		1.13%	0.88%
Expense Reimbursement	[2]	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.95%	0.70%
[1]	Reflects the Fund's allocable share of the advisory fee and other expenses of the Portfolios in which it invests.
[2]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A shares and 0.70% for Class I shares. This expense reimbursement will continue through February 28, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Bond Fund (USD $)	1 Year	3 Years
Class A	567	794
Class I	72	256

Portfolio Turnover

The Fund and the Portfolios in which it invests (see below) pay transaction costs, such as commissions, when they buy and sell securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other income instruments (the “80% Policy”).  Bonds and other income instruments include, among other things, corporate bonds and other fixed income securities, senior and junior loans, U.S. government securities, commercial paper, mortgage-related securities (including commercial mortgage-backed securities , mortgage dollar rolls, stripped mortgage-related securities and collateralized mortgage obligations) and other asset-backed securities (including collateralized debt obligations), zero-coupon securities, when-issued securities, repurchase agreements, foreign debt securities (including those located in emerging market countries), sovereign debt (including debt issued by emerging market countries),   obligations of supranational entities, structured notes, private placements, preferred securities and convertible securities. The Fund may invest up to 35% of its net assets in bonds and other income instruments rated below investment grade (i.e. rated lower than BBB by Standard & Poor’s Ratings Group (“S&P ”) or lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or by Fitch Ratings (“Fitch ”)) and in unrated instruments determined by the investment adviser to be of below investment grade quality (“junk bonds”) (the “35% Policy”). The Fund may invest in income instruments of any maturity. The Fund may invest up to 20% of its net assets in common stocks and other equity securities, including real estate investment trusts. The Fund may engage in derivatives transactions, including futures contracts and options thereon, forwards and credit default swaps. The Fund expects to principally use derivatives to manage interest rate and credit risk or otherwise for investment purposes.  Positions in derivatives that have economic characteristics similar to bonds or other income instruments will be treated as bonds and other income instruments for purposes of the Fund’s 80% Policy and 35% Policy.  The Fund is “non-diversified”, which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

In managing the Fund, the investment adviser will employ a bottom-up, research driven approach that emphasizes the financial strength of issuers, current interest rates, current valuations, the interest rate sensitivity of investments and the investment adviser’s interest rate expectations, the stability and volatility of a country’s bond markets, and expectations regarding general trends in global economies and currencies. The investment adviser also will consider how purchasing or selling a bond would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). For its equity investments, the Fund primarily seeks dividend-paying stocks of companies that the investment adviser believes to have strong fundamentals and attractive valuations.  The investment adviser generally selects individual securities with an investment horizon of two to five years.

The Fund is structured as a “fund-of-funds” and seeks to achieve its investment objective primarily by investing in one or more of the following registered investment companies managed by Eaton Vance Management or its affiliates: Bond Portfolio, CMBS Portfolio and Floating Rate Portfolio (each, a “Portfolio”).  The Fund may also invest directly in securities and other instruments.   Total return is defined as income plus capital appreciation.  Each Portfolio is described in “Further Information about the Portfolios” in the Fund’s Prospectus.  In making allocation decisions, the investment adviser takes market and other factors into consideration.

Principal Risks

Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated investments (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depository receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Securities with longer maturities are more sensitive to changes in interest rates than those with shorter maturities, making them more volatile.  A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates.  In a declining interest rate environment, prepayment of callable income investments may increase.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of income instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of income instruments, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Senior Loans.  Risks of investments in Senior Loans are similar to the risks of lower rated securities, although interest rate risk may be reduced because Senior Loan rates generally are adjusted for changes in short-term interest rates.  Junior Loans are subject to the same general risks.  Due to their lower place in the borrower’s capital structure and possible unsecured status, Junior Loans may involve a higher degree of overall risk than Senior Loans of the same borrower.

Commercial Mortgage-Backed Securities Risk.   Commercial mortgage-backed securities (“CMBS”) are subject to credit, interest rate, prepayment and extension risk. CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgage. CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of CMBS.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Although values can rebound, there is no assurance they will return to previous levels.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risks of Repurchase Agreements.  In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance
Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.

Eaton Vance Bond Fund
Investment Objective
The Fund’s investment objective is total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 16 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Bond Fund	Class A	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Bond Fund		Class A	Class I
Management Fees		none	none
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses (estimated)		0.22%	0.22%
Acquired Fund Feed and Expenses	[1]	0.66%	0.66%
Total Annual Fund Operating Expenses		1.13%	0.88%
Expense Reimbursement	[2]	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.95%	0.70%
[1]	Reflects the Fund's allocable share of the advisory fee and other expenses of the Portfolios in which it invests.
[2]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A shares and 0.70% for Class I shares. This expense reimbursement will continue through February 28, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Bond Fund (USD $)	1 Year	3 Years
Class A	567	794
Class I	72	256

Portfolio Turnover

The Fund and the Portfolios in which it invests (see below) pay transaction costs, such as commissions, when they buy and sell securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other income instruments (the “80% Policy”).  Bonds and other income instruments include, among other things, corporate bonds and other fixed income securities, senior and junior loans, U.S. government securities, commercial paper, mortgage-related securities (including commercial mortgage-backed securities , mortgage dollar rolls, stripped mortgage-related securities and collateralized mortgage obligations) and other asset-backed securities (including collateralized debt obligations), zero-coupon securities, when-issued securities, repurchase agreements, foreign debt securities (including those located in emerging market countries), sovereign debt (including debt issued by emerging market countries),   obligations of supranational entities, structured notes, private placements, preferred securities and convertible securities. The Fund may invest up to 35% of its net assets in bonds and other income instruments rated below investment grade (i.e. rated lower than BBB by Standard & Poor’s Ratings Group (“S&P ”) or lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or by Fitch Ratings (“Fitch ”)) and in unrated instruments determined by the investment adviser to be of below investment grade quality (“junk bonds”) (the “35% Policy”). The Fund may invest in income instruments of any maturity. The Fund may invest up to 20% of its net assets in common stocks and other equity securities, including real estate investment trusts. The Fund may engage in derivatives transactions, including futures contracts and options thereon, forwards and credit default swaps. The Fund expects to principally use derivatives to manage interest rate and credit risk or otherwise for investment purposes.  Positions in derivatives that have economic characteristics similar to bonds or other income instruments will be treated as bonds and other income instruments for purposes of the Fund’s 80% Policy and 35% Policy.  The Fund is “non-diversified”, which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

In managing the Fund, the investment adviser will employ a bottom-up, research driven approach that emphasizes the financial strength of issuers, current interest rates, current valuations, the interest rate sensitivity of investments and the investment adviser’s interest rate expectations, the stability and volatility of a country’s bond markets, and expectations regarding general trends in global economies and currencies. The investment adviser also will consider how purchasing or selling a bond would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). For its equity investments, the Fund primarily seeks dividend-paying stocks of companies that the investment adviser believes to have strong fundamentals and attractive valuations.  The investment adviser generally selects individual securities with an investment horizon of two to five years.

The Fund is structured as a “fund-of-funds” and seeks to achieve its investment objective primarily by investing in one or more of the following registered investment companies managed by Eaton Vance Management or its affiliates: Bond Portfolio, CMBS Portfolio and Floating Rate Portfolio (each, a “Portfolio”).  The Fund may also invest directly in securities and other instruments.   Total return is defined as income plus capital appreciation.  Each Portfolio is described in “Further Information about the Portfolios” in the Fund’s Prospectus.  In making allocation decisions, the investment adviser takes market and other factors into consideration.

Principal Risks

Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated investments (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depository receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Securities with longer maturities are more sensitive to changes in interest rates than those with shorter maturities, making them more volatile.  A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates.  In a declining interest rate environment, prepayment of callable income investments may increase.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of income instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of income instruments, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Senior Loans.  Risks of investments in Senior Loans are similar to the risks of lower rated securities, although interest rate risk may be reduced because Senior Loan rates generally are adjusted for changes in short-term interest rates.  Junior Loans are subject to the same general risks.  Due to their lower place in the borrower’s capital structure and possible unsecured status, Junior Loans may involve a higher degree of overall risk than Senior Loans of the same borrower.

Commercial Mortgage-Backed Securities Risk.   Commercial mortgage-backed securities (“CMBS”) are subject to credit, interest rate, prepayment and extension risk. CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgage. CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of CMBS.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Although values can rebound, there is no assurance they will return to previous levels.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risks of Repurchase Agreements.  In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance
Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	Eaton Vance Special Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0000031266
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 29, 2013
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Eaton Vance Bond Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 16 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund and the Portfolios in which it invests (see below) pay transaction costs, such as commissions, when they buy and sell securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 16 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other income instruments (the “80% Policy”).  Bonds and other income instruments include, among other things, corporate bonds and other fixed income securities, senior and junior loans, U.S. government securities, commercial paper, mortgage-related securities (including commercial mortgage-backed securities , mortgage dollar rolls, stripped mortgage-related securities and collateralized mortgage obligations) and other asset-backed securities (including collateralized debt obligations), zero-coupon securities, when-issued securities, repurchase agreements, foreign debt securities (including those located in emerging market countries), sovereign debt (including debt issued by emerging market countries),   obligations of supranational entities, structured notes, private placements, preferred securities and convertible securities. The Fund may invest up to 35% of its net assets in bonds and other income instruments rated below investment grade (i.e. rated lower than BBB by Standard & Poor’s Ratings Group (“S&P ”) or lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or by Fitch Ratings (“Fitch ”)) and in unrated instruments determined by the investment adviser to be of below investment grade quality (“junk bonds”) (the “35% Policy”). The Fund may invest in income instruments of any maturity. The Fund may invest up to 20% of its net assets in common stocks and other equity securities, including real estate investment trusts. The Fund may engage in derivatives transactions, including futures contracts and options thereon, forwards and credit default swaps. The Fund expects to principally use derivatives to manage interest rate and credit risk or otherwise for investment purposes.  Positions in derivatives that have economic characteristics similar to bonds or other income instruments will be treated as bonds and other income instruments for purposes of the Fund’s 80% Policy and 35% Policy.  The Fund is “non-diversified”, which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

In managing the Fund, the investment adviser will employ a bottom-up, research driven approach that emphasizes the financial strength of issuers, current interest rates, current valuations, the interest rate sensitivity of investments and the investment adviser’s interest rate expectations, the stability and volatility of a country’s bond markets, and expectations regarding general trends in global economies and currencies. The investment adviser also will consider how purchasing or selling a bond would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). For its equity investments, the Fund primarily seeks dividend-paying stocks of companies that the investment adviser believes to have strong fundamentals and attractive valuations.  The investment adviser generally selects individual securities with an investment horizon of two to five years.

The Fund is structured as a “fund-of-funds” and seeks to achieve its investment objective primarily by investing in one or more of the following registered investment companies managed by Eaton Vance Management or its affiliates: Bond Portfolio, CMBS Portfolio and Floating Rate Portfolio (each, a “Portfolio”).  The Fund may also invest directly in securities and other instruments.   Total return is defined as income plus capital appreciation.  Each Portfolio is described in “Further Information about the Portfolios” in the Fund’s Prospectus.  In making allocation decisions, the investment adviser takes market and other factors into consideration.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other income instruments (the “80% Policy”).  Bonds and other income instruments include, among other things, corporate bonds and other fixed income securities, senior and junior loans, U.S. government securities, commercial paper, mortgage-related securities (including commercial mortgage-backed securities , mortgage dollar rolls, stripped mortgage-related securities and collateralized mortgage obligations) and other asset-backed securities (including collateralized debt obligations), zero-coupon securities, when-issued securities, repurchase agreements, foreign debt securities (including those located in emerging market countries), sovereign debt (including debt issued by emerging market countries),   obligations of supranational entities, structured notes, private placements, preferred securities and convertible securities. The Fund may invest up to 35% of its net assets in bonds and other income instruments rated below investment grade (i.e. rated lower than BBB by Standard & Poor’s Ratings Group (“S&P ”) or lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or by Fitch Ratings (“Fitch ”)) and in unrated instruments determined by the investment adviser to be of below investment grade quality (“junk bonds”) (the “35% Policy”). The Fund may invest in income instruments of any maturity. The Fund may invest up to 20% of its net assets in common stocks and other equity securities, including real estate investment trusts. The Fund may engage in derivatives transactions, including futures contracts and options thereon, forwards and credit default swaps. The Fund expects to principally use derivatives to manage interest rate and credit risk or otherwise for investment purposes.  Positions in derivatives that have economic characteristics similar to bonds or other income instruments will be treated as bonds and other income instruments for purposes of the Fund’s 80% Policy and 35% Policy.  The Fund is “non-diversified”, which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated investments (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depository receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Interest Rate Risk.  As interest rates rise, the value of Fund shares is likely to decline.  Conversely, when interest rates decline, the value of Fund shares is likely to rise.  Securities with longer maturities are more sensitive to changes in interest rates than those with shorter maturities, making them more volatile.  A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates.  In a declining interest rate environment, prepayment of callable income investments may increase.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of income instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of income instruments, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Senior Loans.  Risks of investments in Senior Loans are similar to the risks of lower rated securities, although interest rate risk may be reduced because Senior Loan rates generally are adjusted for changes in short-term interest rates.  Junior Loans are subject to the same general risks.  Due to their lower place in the borrower’s capital structure and possible unsecured status, Junior Loans may involve a higher degree of overall risk than Senior Loans of the same borrower.

Commercial Mortgage-Backed Securities Risk.   Commercial mortgage-backed securities (“CMBS”) are subject to credit, interest rate, prepayment and extension risk. CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgage. CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of CMBS.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to a form of leverage.  Such transactions may include, among others, repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged transactions may substantially exceed the initial investment.

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Although values can rebound, there is no assurance they will return to previous levels.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risks of Repurchase Agreements.  In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.
Eaton Vance Bond Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVBAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (estimated)	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Feed and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	567
3 Years	rr_ExpenseExampleYear03	794
Eaton Vance Bond Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVBIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (estimated)	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Feed and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	256

[1]	Reflects the Fund's allocable share of the advisory fee and other expenses of the Portfolios in which it invests.
[2]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A shares and 0.70% for Class I shares. This expense reimbursement will continue through February 28, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.